Document And Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Entity Central Index Key	0001806905
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41441
Entity Registrant Name	ALE Group Holding Limited
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 1005, 10/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza
Entity Address, Address Line Three	14 Science Museum Road
Entity Address, City or Town	Tsim Sha Tsui
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Common Stock, Shares Outstanding	19,200,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Unit 1005, 10/F, Tower A
Entity Address, Address Line Two	New Mandarin Plaza
Entity Address, Address Line Three	14 Science Museum Road
Entity Address, City or Town	Tsim Sha Tsui
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Contact Personnel Name	Tak Ching (Anthony) Poon
City Area Code	(+852)
Local Phone Number	3620 2688